Summary of Significant Accounting Policies - Employee Future Benefits and Stock-Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Defined benefit plan, market-related value of plan assets recognition period	3 years
DSUs | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average share price (period)	5 days
Volume weighted average price, share price (in dollars per share)	$ 54.11	$ 54.65
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average share price (period)	5 days
Volume weighted average price, share price (in dollars per share)	$ 54.11	54.65
Award vesting period	3 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average share price (period)	5 days
Volume weighted average price, share price (in dollars per share)	$ 54.11	$ 54.65
Award vesting period	3 years